Other Liabilities - Narrative (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Oct. 08, 2021	Oct. 06, 2021	Jun. 30, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Payroll tax deferred, due year one				50.00%
Excise tax liability				$ 268
Randy buffington
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Notes reduction in exchange for stock		$ 700
Debt conversion, number of shares issued	137,500
Randy buffington | Forecast
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt conversion, number of shares issued			275,000
Minimum
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Agreement period for postemployment benefits				12 months
Maximum
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Agreement period for postemployment benefits				24 months